Financial Liabilities - Maturity Analysis of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and other payables	€ 4,544	€ 4,693
Telefónica, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	31,268
Promissory notes & commercial paper	899
Total Issues	32,167
Loans and other payables	4,544
Derivative instruments (Note 19)	2,368
Total	39,079	€ 42,295
Telefónica, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,948
Promissory notes & commercial paper	544
Total Issues	2,492
Loans and other payables	1,184
Derivative instruments (Note 19)	344
Total	4,020
Telefónica, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,130
Promissory notes & commercial paper	127
Total Issues	1,257
Loans and other payables	673
Derivative instruments (Note 19)	80
Total	2,010
Telefónica, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,126
Promissory notes & commercial paper	54
Total Issues	3,180
Loans and other payables	572
Derivative instruments (Note 19)	65
Total	3,817
Telefónica, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,098
Promissory notes & commercial paper	12
Total Issues	2,110
Loans and other payables	202
Derivative instruments (Note 19)	109
Total	2,421
Telefónica, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,170
Promissory notes & commercial paper	3
Total Issues	4,173
Loans and other payables	376
Derivative instruments (Note 19)	520
Total	5,069
Telefónica, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	18,796
Promissory notes & commercial paper	159
Total Issues	18,955
Loans and other payables	1,537
Derivative instruments (Note 19)	1,250
Total	21,742
Telefónica, S.A. | Non-current total
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	29,320
Promissory notes & commercial paper	355
Total Issues	29,675
Loans and other payables	3,360
Derivative instruments (Note 19)	2,024
Total	€ 35,059